LOANS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Schedule of loan receivables
	December 31,	December 31,
	2021	2022
Loans receivable	289,705	587,624
Less: allowance for doubtful accounts	(29,481)	(441,447)
Total	260,224	146,177

Summary of aging of loans
	1 - 89 days	90 days or	Total past
	past due	more past due	due	Current	Total loans
December 31, 2021	—	23,000	23,000	266,705	289,705
December 31, 2022	1,700	348,264	349,964	237,660	587,624